Financial instruments (Tables)	6 Months Ended
Apr. 30, 2022
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2022			January 31 2022	October 31 2021
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$446,169	$66,748	$512,917	$493,548	$459,902
Undrawn commitments	116,895	3,806	120,701	118,970	117,213
Other exposures (4)	110,511	7,771	118,282	121,331	119,923
Total non-retail	$673,575	$78,325	$751,900	$733,849	$697,038
Retail
Drawn (5)	$271,657	$99,421	$371,078	$360,789	$345,947
Undrawn commitments	54,321	–	54,321	52,994	51,020
Total retail	$325,978	$99,421	$425,399	$413,783	$396,967
Total	$999,553	$177,746	$1,177,299	$1,147,632	$1,094,005
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	April 30, 2022			April 30	January 31	April 30
($ millions)	Average	High	Low	2022	2022	2021
Credit spread plus interest rate	$10.4	$13.7	$7.2	$10.2	$14.0	$10.8
Credit spread	5.7	8.6	4.0	5.5	5.9	4.8
Interest rate	9.6	14.6	7.8	9.6	14.1	13.9
Equities	4.0	6.8	1.7	5.1	2.2	9.4
Foreign exchange	2.0	3.7	1.3	1.8	1.4	3.0
Commodities	2.8	5.6	1.3	5.6	1.7	4.1
Debt specific	2.1	2.6	1.7	2.0	2.0	2.3
Diversification effect	(9.4)	–	–	(12.0)	(7.4)	(13.0)
Total VaR	$11.9	$15.6	$7.8	$12.7	$13.9	$16.6
Total Stressed VaR	$26.4	$41.0	$16.8	$25.7	$24.7	$37.6

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended			As at
($ millions)	April 30 2022	January 31 2022	April 30 2021	April 30 2022	January 31 2022	April 30 2021	April 30 2022	January 31 2022	April 30 2021
Liabilities
Senior note liabilities (2)	$21,927	$23,979	$20,406	$3,913	$902	$197	$4,108	$195	$(350)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at April 30, 2022	$26,035	$21,927	$4,108	$787	$289
As at January 31, 2022	$24,174	$23,979	$195	$231	$(498)
As at April 30, 2021	$20,056	$20,406	$(350)	$ (140)	$(777)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2022		January 31, 2022		October 31, 2021
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$85,910	$85,910	$99,053	$99,053	$86,323	$86,323
Trading assets	133,644	133,644	152,947	152,947	146,312	146,312
Securities purchased under resale agreements and securities borrowed	148,706	148,706	132,714	132,714	127,739	127,739
Derivative financial instruments	54,608	54,608	40,655	40,655	42,302	42,302
Investment securities – fair value	83,788	83,788	64,123	64,123	57,042	57,042
Investment securities – amortized cost	16,107	16,699	17,453	17,576	18,133	18,157
Loans	684,215	689,702	666,622	667,338	641,964	636,986
Customers’ liability under acceptances	19,043	19,043	20,901	20,901	20,404	20,404
Other financial assets	19,349	19,349	14,625	14,625	14,256	14,256
Liabilities:
Deposits	869,308	876,554	848,941	851,045	798,335	797,259
Financial instruments designated at fair value through profit or loss	21,927	21,927	23,979	23,979	22,493	22,493
Acceptances	19,070	19,070	20,934	20,934	20,441	20,441
Obligations related to securities sold short	44,620	44,620	46,133	46,133	40,954	40,954
Derivative financial instruments	57,123	57,123	39,697	39,697	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	131,978	131,978	122,878	122,878	123,469	123,469
Subordinated debentures	8,360	8,447	6,666	6,338	6,733	6,334
Other financial liabilities	41,679	41,949	44,078	44,348	39,802	40,254

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	April 30, 2022				January 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,056	$–	$1,056	$–	$527	$–	$527
Trading assets
Loans	–	8,483	–	8,483	–	8,494	–	8,494
Canadian federal government and government guaranteed debt	7,630	3,716	–	11,346	6,228	3,626	–	9,854
Canadian provincial and municipal debt	4,000	4,608	–	8,608	3,935	5,039	–	8,974
US treasury and other US agencies’ debt	7,552	100	–	7,652	9,601	48	–	9,649
Other foreign governments’ debt	76	9,106	–	9,182	159	8,059	–	8,218
Corporate and other debt	2,667	9,070	1	11,738	2,529	9,191	2	11,722
Equity securities	74,813	71	3	74,887	94,478	123	3	94,604
Other	–	1,748	–	1,748	–	1,432	–	1,432
	$96,738	$36,902	$4	$133,644	$116,930	$36,012	$5	$152,947
Investment securities (2)
Canadian federal government and government guaranteed debt	$5,011	$4,700	$–	$9,711	$3,992	$4,412	$–	$8,404
Canadian provincial and municipal debt	1,711	3,490	–	5,201	1,336	4,007	–	5,343
US treasury and other US agencies’ debt	33,515	2,019	–	35,534	13,925	2,238	–	16,163
Other foreign governments’ debt	189	26,261	17	26,467	153	27,998	18	28,169
Corporate and other debt	36	1,406	60	1,502	69	1,108	24	1,201
Equity securities	3,659	233	1,481	5,373	3,157	233	1,453	4,843
	$44,121	$38,109	$1,558	$83,788	$22,632	$39,996	$1,495	$64,123
Derivative financial instruments
Interest rate contracts	$–	$9,923	$8	$9,931	$–	$12,568	$2	$12,570
Foreign exchange and gold contracts	–	26,027	–	26,027	–	16,833	–	16,833
Equity contracts	251	8,273	26	8,550	334	3,964	20	4,318
Credit contracts	–	487	–	487	–	342	–	342
Commodity contracts	–	9,602	11	9,613	–	6,585	7	6,592
	$251	$54,312	$45	$54,608	$334	$40,292	$29	$40,655
Liabilities:
Deposits	$–	$106	$–	$106	$–	$174	$–	$174
Financial liabilities designated at fair value through profit or loss	–	21,840	87	21,927	–	23,842	137	23,979
Obligations related to securities sold short	38,131	6,487	2	44,620	38,114	8,017	2	46,133

Derivative financial instruments
Interest rate contracts	–	17,835	7	17,842	–	13,494	17	13,511
Foreign exchange and gold contracts	–	27,261	–	27,261	–	17,374	–	17,374
Equity contracts	524	2,904	6	3,434	364	3,069	4	3,437
Credit contracts	–	27	–	27	–	26	–	26
Commodity contracts	–	8,553	6	8,559	–	5,341	8	5,349
	$524	$56,580	$19	$57,123	$364	$39,304	$29	$39,697
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $16,699 (January 31, 2022 – $17,576).

	As at October 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755
Trading assets
Loans	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114
Canadian provincial and municipal debt	5,556	4,298	–	9,854
US treasury and other US agencies’ debt	6,760	63	–	6,823
Other foreign governments’ debt	129	9,559	–	9,688
Corporate and other debt	2,595	9,185	40	11,820
Equity securities	85,688	160	1	85,849
Other	–	1,051	–	1,051
	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	1,937	3,218	–	5,155
US treasury and other US agencies’ debt	11,462	2,175	–	13,637
Other foreign governments’ debt	67	26,605	17	26,689
Corporate and other debt	10	1,319	27	1,356
Equity securities	2,879	218	1,304	4,401
	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	18,293	–	18,293
Equity contracts	184	3,513	21	3,718
Credit contracts	–	245	–	245
Commodity contracts	–	6,921	–	6,921
	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493
Obligations related to securities sold short	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163
Foreign exchange and gold contracts	–	18,171	–	18,171
Equity contracts	307	4,737	6	5,050
Credit contracts	–	30	–	30
Commodity contracts	–	5,789	–	5,789
	$307	$41,875	$21	$42,203
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Excludes debt investment securities measured at amortized cost of $18,157.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30,
2022.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Corporate and other debt	$2	$(2)	$–	$–	$–	$1	$1	$(2)
Equity securities	3	–	–	2	–	(2)	3	–
	5	(2)	–	2	–	(1)	4	(2)
Investment securities
Other foreign governments’ debt	18	–	(1)	–	–	–	17	n/a
Corporate and other debt	24	–	(6)	42	–	–	60	–
Equity securities	1,453	58	4	74	(103)	(5)	1,481	58
	1,495	58	(3)	116	(103)	(5)	1,558	58
Derivative financial instruments – assets
Interest rate contracts	2	6	–	–	–	–	8	6
Equity contracts	20	4	–	1	–	1	26	4	(2)
Commodity contracts	7	4	–	–	–	–	11	4

Derivative financial instruments – liabilities
Interest rate contracts	(17)	(5)	–	–	–	15	(7)	(5	) (3)
Equity contracts	(4)	(1)	–	(1)	–	–	(6)	(1	) (2)
Commodity contracts	(8)	2	–	–	–	–	(6)	2
	–	10	–	–	–	16	26	10

Financial liabilities designated at fair value through profit or loss	(137)	25	–	(22)	–	47	(87)	7

Obligations related to securities sold short	(2)	–	–	–	–	–	(2)	–
Total	$1,361	$91	$(3)	$96	$(103)	$57	$1,499	$73
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2022 and October 31, 2021.

	As at January 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$41	$–	$–	$–	$(31)	$(5)	$5
Investment securities	1,348	66	5	102	(30)	4	1,495
Derivative financial instruments	1	(3)	–	–	–	2	–
Financial liabilities designated at fair value through profit or loss	(139)	2	–	–	–	–	(137)
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$4	$(1)	$–	$28	$–	$10	$41
Investment securities	1,190	83	28	78	(32)	1	1,348
Derivative financial instruments	(35)	4	–	(12)	51	(7)	1
Financial liabilities designated at fair value through profit or loss	(119)	–	–	(20)	–	–	(139)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.